RISK MANAGEMENT - Investment debt securities - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	31,969,586	24,400,493
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,252,615	39,162,618
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	30,055,436	28,472,926
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	55,244,258	49,697,404
Debt securities [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		1,425
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,211,467	8,149,660
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,993,990	2,558,707
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,616,179	11,695,047
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	966,665	242,367
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	23,240,010	16,400,896
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,215,947	10,649,302
Securities issued or secured by Colombian Government | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,860,258	2,553,693
Securities issued or secured by Colombian Government | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,860,258	2,553,693
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	15,817,844	10,641,558
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,704,043	10,623,734
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	113,801	17,824
Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,233,814	15,207,640
Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,368,885	3,060,268
Securities issued or secured by other Colombian Government entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,351,209	5,563,208
Securities issued or secured by other Colombian Government entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,351,209	5,563,208
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	213,079	183,760
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	205,855	183,760
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,224
Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	257,482	173,682
Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	248,770	289,063
Securities issued or secured by foreign Governments | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	30,540	30,655
Securities issued or secured by foreign Governments | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	30,540	30,655
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	492,675	75,379
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	492,675	75,379
Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,334,686	4,502,810
Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		204,855
Securities issued or secured by other financial entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,963,450	2,350,549
Securities issued or secured by other financial entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,963,450	2,350,549
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	1,032,569	1,002,194
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	691,834	864,036
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	340,735	138,158
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	658,535	813,342
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,095,010	1,813,441
Securities issued by entities of the non-financial sector entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		145,553
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	1,939	8,813
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,939	7,749
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		1,064
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,003	3,968
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,615	245,692
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		64,709
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		32,759
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets		31,950
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	24,738	25,710
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	12,508	15,768
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	12,230	9,942
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		1,425
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets		1,425
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	87,176	202,264
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 148,981	$ 533,173